INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - Other Unconsolidated Affiliates - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Amounts due to investments in unconsolidated affiliates presented within accounts payable	$ 11,047	$ 9,225
Trade Receivables
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates	18,436	27,950
Other Receivables
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates	3,713	3,224
Other Assets
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates	$ 8,522	$ 8,396